Schedule of Rental Revenue Recognition (Details) (Parenthetical) - Management Agreement [Member] - Common Stock To Be Issued [Member]	1 Months Ended
Apr. 30, 2018
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue payable	85.00%
Expiration date	2026-04